Share capital, dividends and earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Movement in the shares
The below table shows the movement in the shares.

(shares in millions)(1)	Common stock shares outstanding	Treasury stock shares	Total shares
January 1, 2022	490.1	9.6	499.7
Settlement of equity-based awards	1.7	(1.7)	—
December 31, 2022	491.8	7.9	499.7
Settlement of equity-based awards	1.5	(1.5)	—
December 31, 2023	493.2	6.4	499.7
Settlement of equity-based awards	1.4	(1.4)	—
December 31, 2024	494.6	5.1	499.7
(1)Totals may not sum due to rounding.